Inventories (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Inventory, Net [Abstract]
Finished goods	$ 74,246,000	$ 91,595,000
Growing crops	79,046,000	72,382,000
Raw materials, supplies and other	66,749,000	74,302,000
Inventory, net	220,041,000	238,279,000
LIFO inventory amount	99,000,000	99,000,000
Excess of replacement or current costs over stated LIFO value	$ 44,000,000	$ 45,000,000